Subsequent Events (Details) - USD ($)		6 Months Ended
	Feb. 09, 2021	Jun. 30, 2021	Sep. 30, 2021	Feb. 12, 2021	Feb. 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Company borrowing				$ 90,000	$ 90,000
Common stock par value (in Dollars per share)						$ 12.00
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		3,730,461
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001
Divided amount (in Dollars)		$ 4,000,000,000.0
Shares subject to possible redemption, per share		$ 10.00
weighted average price		$ 12.50
Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding	8,625,000	8,625,000				8,625,000
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001
Sponsor Agreement		20.00%
Core Scientific Common Stock [Member]
Subsequent Event [Line Items]
Common stock par value (in Dollars per share)		$ 0.00001
Subsequent Event [Member] | Advisory Services Agreements [Member]
Subsequent Event [Line Items]
Accrued Professional Fees			$ 1,150,000
Subsequent Event [Member] | Loan Borrowed Through Promissory Note [Member] | SponsorMember
Subsequent Event [Line Items]
Company borrowing					$ 90,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Stock shares recapitalixzed during the period shares	1,437,500
Common Stock, Shares, Outstanding	8,625,000